Software and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Software and Equipment [Abstract]
Schedule of Property, Plant and Equipment [Table Text Block]

	June 30, 2013	December 31, 2012
Leasehold improvements	$501	$501
Internal use software	5,499	4,560
Computer equipment	1,657	1,505
Furniture and other office equipment	365	306
Total	8,022	6,872
Accumulated depreciation	(6,042)	(5,735)
Balance, end of period	$1,980	$1,137

	2012	2011
Leasehold improvements	$501	$—
Internal use software	4,560	4,131
Computer equipment	1,505	1,463
Furniture and other office equipment	306	1,142
Total	6,872	6,736
Accumulated Depreciation	5,735	6,296
Balance, end of period	$1,137	$440